Segment Information - Schedule of Equipment Sales within Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 7,754	$ 12,646	$ 28,152
Broadcast [Member]
Schedule of Equipment Sales within Services [Line Items]
Revenue		16	81
Enterprise [Member]
Schedule of Equipment Sales within Services [Line Items]
Revenue	$ 7,754	$ 12,630	$ 28,071